                               INVESTMENT ADVISER
                                Value Line, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                   DISTRIBUTOR
                           Value Line Securities, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                 CUSTODIAN BANK
                       State Street Bank and Trust Company
                      225 Franklin Street, Boston, MA 02110

                           SHAREHOLDER SERVICING AGENT
                  State Street Bank and Trust Company c/o NFDS
                   P.O. Box 419729, Kansas City, MO 64141-6729

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                 1177 Avenue of the Americas, New York, NY 10036

                                  LEGAL COUNSEL
                            Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                               BOARD OF DIRECTORS
                              Jean Bernhard Buttner
                  Charles E. Reed             Paul Craig Roberts
                   Leo R. Futia                John W. Chandler

                                    OFFICERS
                              Jean Bernhard Buttner
                             CHAIRMAN and PRESIDENT

                                David T. Henigson
                       VICE PRESIDENT, SECRETARY/TREASURER

                  Charles Heebner               John W. Risner
                  VICE PRESIDENT                VICE PRESIDENT

                  Jack M. Houston               Stephen La Rosa
                     ASSISTANT                     ASSISTANT
                SECRETARY/TREASURER           SECRETARY/TREASURER

An investment in The Value Line Cash Fund, Inc. is not guaranteed or insured by the U.S. Government, and there is no assurance that the Fund will maintain its per-share net asset value.

This report is issued for the information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).
                                                                     VLF #506105

                                -----------------

                                  ANNUAL REPORT
                                DECEMBER 31, 1995

                                -----------------

                                       THE
                                   VALUE LINE
                                   CASH FUND,
                                      INC.



                                     [Logo]

                                   VALUE LINE
                                  MUTUAL FUNDS

[Logo]                                  TO OUR VALUE LINE CASH FUND SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Money market funds returned to their traditional place in the investment spectrum during 1995, providing solid, if unspectacular returns. Unlike 1994, when cash holdings outperformed virtually all broad indexes of both stocks and bonds, 1995 saw almost every other domestic investment sector outperform the money funds.

For the year ended December 31, 1995, the yield for The Value Line Cash Fund, Inc. was 5.40%. This was slightly above the average taxable money market fund return of 5.37% for the year. For both the 7-day and 30-day periods ended December 31, 1995, the yield was 5.18%. Total net assets of your Fund at year end were $359.3 million; the average maturity of our holdings was 54 days, versus 55 days at the end of 1994. The average maturity during the year ranged from a high of 76 days in October to a low of 45 days in May.

The majority of the Fund's holdings remain in U.S. government agency securities (53%). Recently, however, we have found attractive values in short-term corporate and asset-backed securities, and we have increased our holdings in these and other first-tier securities. ("First-tier" securities refer to those assigned the highest rating by at least two nationally recognized rating organizations--for example, P-1 by Moody's Investors Service and A-1 by Standard & Poor's Corporation.) At present, we are not considering any new holdings with ratings below first-tier level. In evaluating new commercial paper, we also look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to THE VALUE LINE INVESTMENT SURVEY.

Although the yield curve was positive (sloping upward) at the end of last year, by midyear it had become flat. As noted in our semi-annual report of June 30, 1995, one-month rates were approximately equal to one-year rates at that time. During the past six months, the yield curve has become inverted, with one-month rates (5.37%) higher than one-year rates (5.06%). This inversion indicates that the market expects further cuts in interest rates by the Federal Reserve Board.

Last January, the Federal Reserve raised the Federal Funds rate to 6.00%, it's final increase in the current cycle. Responding to a slowing economy, the Fed reversed course in July with a 0.25% rate cut, followed by another 0.25% cut in mid-December. This trend has continued with an additional 0.25% rate cut as of January 31st. (Please see the accompanying "Economic Observations" insert for our current thinking on the economy and interest rates.)

We appreciate your confidence in The Value Line Cash Fund, and we look forward to serving your investment needs in the future.

                                        Sincerely,

                                        /s/  Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN AND PRESIDENT

February 7, 1996

                              ECONOMIC OBSERVATIONS

The economy is continuing to slow. Indeed, whereas until recently it looked as though the business expansion still had enough strength left in it for growth to average well above 2% in 1996, the latest statistics paint a somewhat weaker picture. For example, the nation's manufacturers report a continuing drop in activity, while employment growth is down from where it was late last year. Furthermore, American consumers are now less upbeat about the nation's near-term prospects and their own situation than they were earlier in the expansion cycle. All of this now suggests that the economy will grow by just over 1% in the opening quarter of the year and by a bit less than 2% for the full 12 months.

There are good and bad sides to the current economic story. On the plus side is the fact that slow growth will keep labor and materials shortages--which can often lead to higher inflation--at bay. A slowing economy might also nudge the Federal Reserve, which has already lowered interest rates three times since last July, toward a still easier monetary stance in the months ahead, although this scenario is by no means assured. The flip side of the equation is that a softening economy is often a harbinger of a pending deceleration on the corporate earnings front. The first indications of this profit slowdown, in fact, may already be at hand.

For now, at least, our sense is that the current weakening in business will not prove to be the opening act in a recession. Instead, we see several quarters of weak growth followed by a modestly healthier pace of activity in 1997 and 1998. At the same time, we do not envision a protracted drop in corporate profits, but rather a several-quarter-long slowdown followed by a modest recovery later this year or in 1997. All of this assumes, of course, that a workable budget agreement will ultimately come out of Washington.

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1995
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                                         Maturity             Value
(IN THOUSANDS)                                                                     Yield            Date          (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (53.1%)

 $  5,000   Federal Farm Credit Banks. . . . . . . . . . . . . . . . .              5.63%          3/1/96            $  5,000
   18,000   Federal Farm Credit Banks. . . . . . . . . . . . . . . . .              5.90 (1)       5/9/96              17,998
   20,000   Federal Farm Credit Banks. . . . . . . . . . . . . . . . .              5.83 (1)      5/24/96              19,998
   15,000   Federal Farm Credit Banks. . . . . . . . . . . . . . . . .              5.65 (4)      8/12/96              14,989
   10,250   Federal Farm Credit Banks. . . . . . . . . . . . . . . . .              5.87         10/25/96              10,251
   10,000   Federal Farm Credit Banks. . . . . . . . . . . . . . . . .              5.63 (3)     11/27/96               9,993
    1,000   Federal Farm Credit Banks. . . . . . . . . . . . . . . . .              4.34 (3)      2/12/97                 994
   25,000   Federal Home Loan Banks. . . . . . . . . . . . . . . . . .              5.70 (3)       8/5/96              24,983
    5,000   Federal Home Loan Banks  . . . . . . . . . . . . . . . . .              5.15 (2)      9/12/96               5,000
   10,000   Federal Home Loan Banks  . . . . . . . . . . . . . . . . .              5.59 (3)      9/25/96               9,996
    5,000   Federal National Mortgage Association  . . . . . . . . . .              5.59           7/1/96               4,996
   10,000   Federal National Mortgage Association  . . . . . . . . . .              4.20           9/4/96              10,012
   10,000   Federal National Mortgage Association  . . . . . . . . . .              5.81 (1)      9/27/96              10,000
    5,000   Federal National Mortgage Association  . . . . . . . . . .              5.81          10/4/96               5,000
    3,000   Federal National Mortgage Association  . . . . . . . . . .              4.57 (3)     10/25/96               3,000
   10,000   Federal National Mortgage Association  . . . . . . . . . .              5.90 (2)     11/15/96               9,997
    9,100   Resolution Trust Funding Corp.
            (zero coupon)  . . . . . . . . . . . . . . . . . . . . . .              5.90          4/15/96               8,951
    7,500   Student Loan Marketing Association . . . . . . . . . . . .              5.30 (2)       5/9/96               7,500
    3,000   Student Loan Marketing Association . . . . . . . . . . . .              5.80 (3)       7/1/96               2,999
    8,950   Student Loan Marketing Association . . . . . . . . . . . .              4.62 (3)      10/1/96               8,931
 --------                                                                                                            --------

  190,800   TOTAL U. S. GOVERNMENT AGENCY OBLIGATIONS. . . . . . . . .                                                190,588
 --------                                                                                                            --------

COMMERCIAL PAPER (21.3%)

            CHEMICAL-DIVERSIFIED (2.0%)
    7,150   Air Products & Chemicals, Inc. . . . . . . . . . . . . . .              5.73          1/18/96               7,131
 --------                                                                                                            --------

            CHEMICAL-SPECIALTY (2.0%)
    3,400   Lubrizol Corp. . . . . . . . . . . . . . . . . . . . . . .              5.89          1/12/96               3,394
    3,600   Lubrizol Corp. . . . . . . . . . . . . . . . . . . . . . .              5.68          1/24/96               3,587
 --------                                                                                                            --------
7,000        . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                                  6,981
 --------                                                                                                            --------

            ELECTRIC UTILITY-EAST (2.0%)
    7,000   Southern Company . . . . . . . . . . . . . . . . . . . . .              5.78           2/7/96               6,959
 --------                                                                                                            --------

            ELECTRONICS (2.0%)
    7,300   Avnet, Inc.. . . . . . . . . . . . . . . . . . . . . . . .              5.82          1/19/96               7,279
 --------                                                                                                            --------


                                       4


--------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                                         Maturity             Value
(IN THOUSANDS)                                                                     Yield            Date          (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------

            FINANCIAL SERVICES (2.0%)
 $  7,300   Commercial Credit Co.. . . . . . . . . . . . . . . . . . .              5.83%         1/26/96            $  7,271
 --------                                                                                                            --------

            INSURANCE-LIFE (2.0%)
    7,300   Travelers Insurance Co.. . . . . . . . . . . . . . . . . .              5.82          1/23/96               7,274
 --------                                                                                                            --------

            INSURANCE-PROPERTY/CASUALTY (1.4%)
    5,000   Safeco Credit Co., Inc.. . . . . . . . . . . . . . . . . .              5.74          1/31/96               4,976
 --------                                                                                                            --------

            MACHINERY (3.9%)
    7,000   Deere (John) Capital Corp. . . . . . . . . . . . . . . . .              5.48          5/31/96               6,843
    7,300   Dover Corp.. . . . . . . . . . . . . . . . . . . . . . . .              5.78          1/17/96               7,281
 --------                                                                                                            --------
   14,300                                                                                                              14,124
 --------                                                                                                            --------

            METAL FABRICATING (2.0%)
    7,300   Illinois Tool Works, Inc.. . . . . . . . . . . . . . . . .              5.83          1/23/96               7,274
 --------                                                                                                            --------

            NEWSPAPER (2.0%)
    7,300   Gannett Co., Inc.. . . . . . . . . . . . . . . . . . . . .              5.79          1/23/96               7,274
 --------                                                                                                            --------

   76,950   TOTAL COMMERCIAL PAPER . . . . . . . . . . . . . . . . . .                                                 76,543
 --------                                                                                                            --------

CORPORATE SECURITIES (8.7%)

            AUTO & TRUCK (1.9%)
    7,000   Paccar Financial Corp. . . . . . . . . . . . . . . . . . .              5.83          9/20/96               6,998
 --------                                                                                                            --------

            BANK (3.9%)
    7,000   Morgan (J.P.) & Co., Inc.. . . . . . . . . . . . . . . . .              5.85 (1)       3/8/96               7,000
    7,000   Wachovia Bank of North Carolina, N.A.. . . . . . . . . . .              5.75 (3)      5/31/96               7,000
 --------                                                                                                            --------
   14,000                                                                                                              14,000
 --------                                                                                                            --------

            DIVERSIFIED CO. (2.0%)
    4,500   General Electric Capital Corp. . . . . . . . . . . . . . .              5.96 (1)       6/6/96               4,500
    2,500   General Electric Capital Corp. . . . . . . . . . . . . . .              5.95 (1)       6/7/96               2,500
 --------                                                                                                            --------
    7,000                                                                                                               7,000
 --------                                                                                                            --------

            FINANCIAL SERVICES (0.9%)
    3,250   Associates Corp. N.A.. . . . . . . . . . . . . . . . . . .              8.75           2/1/96               3,257
 --------                                                                                                            --------

   31,250   TOTAL CORPORATE SECURITIES . . . . . . . . . . . . . . . .                                                 31,255
 --------                                                                                                            --------


                                       5


--------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                                         Maturity             Value
(IN THOUSANDS)                                                                     Yield            Date          (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------

TAXABLE MUNICIPAL SECURITIES (8.3%)

 $  7,000   Arkansas, Development Financial
 --------   Authority, Industrial Facilities
            Revenue (Potlatch Corp. Projects),
            Series 1995-B LOC--Credit Swiss (weekly put) . . . . . . .              5.95% (2)      8/1/30            $  7,000
                                                                                                                     --------

    6,000   De Kalb County, Georgia, Development
 --------   Authority Revenue, Emory University
            Project (Commercial Paper) . . . . . . . . . . . . . . . .              5.90          2/20/96               6,000
                                                                                                                     --------

    3,000   Illinois Student Assistance
 --------   Commission, Variable Rate Renewal,
            Student Loan Revenue Bank, Ser. D
            LOC--Sumitomo Bank (weekly put). . . . . . . . . . . . . .              6.16 (2)       9/1/23               3,000
                                                                                                                     --------

    7,000   Mississippi Business Financial Corp.,
 --------   Industrial Development Revenue Bonds,
            Series 1994 (Bryan Foods, Inc.
            Project), Guaranteed by Sara Lee Corp.
            (weekly put) . . . . . . . . . . . . . . . . . . . . . . .              5.90 (2)       2/1/19               7,000
                                                                                                                     --------

    6,900   State of Texas, Veterans Housing
 --------   Assistance, Refunding Bonds,
            Series 1994 A-2, G.O.---Pledge
            (weekly put) . . . . . . . . . . . . . . . . . . . . . . .              5.86 (2)      12/1/33               6,900
                                                                                                                     --------

   29,900   TOTAL TAXABLE MUNICIPAL SECURITIES . . . . . . . . . . . .                                                 29,900
 --------                                                                                                            --------

ASSET BACKED SECURITIES (6.1%)

    7,000   Asset Backed Trust 1995, Ser. A-1. . . . . . . . . . . . .              5.96 (3)     12/10/96               7,000
 --------                                                                                                            --------

    7,500   Carco Auto Loan Master Trust,
 --------   Class A-1, Money Market Extendible
            Certificates, Series 1993-2  . . . . . . . . . . . . . . .              5.98 (3)     10/15/96               7,500
                                                                                                                     --------

                                                                                            SEE NOTES TO FINANCIAL STATEMENTS
                                                                  6


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Value
  Principal                                                                                                    (IN THOUSANDS,
   Amount                                                                                         Maturity    EXCEPT PER-SHARE
(IN THOUSANDS)                                                                     Yield            Date          AMOUNT)
--------------------------------------------------------------------------------------------------------------------------------

 $  1,653   Case Equipment Loan Trust, 1995-B,
 --------   Class A-1, Money Market Notes
            (monthly paydown, interest and
            principal) . . . . . . . . . . . . . . . . . . . . . . . .              5.83% (3)     9/15/96            $  1,653
                                                                                                                     --------

    1,807   John Deere Owner Trust, 1995-A,
 --------   Class A-1, Floating Rate (monthly
            paydown, interest and principal) . . . . . . . . . . . . .              5.87 (3)      5/15/96               1,807
                                                                                                                     --------

    4,040   Navistar Financial 1995-B Owner Trust
 --------   Class A-1 (monthly paydown,
            interest and principal). . . . . . . . . . . . . . . . . .              5.75 (3)     11/15/96               4,040
                                                                                                                     --------

   22,000   TOTAL ASSET BACKED SECURITIES. . . . . . . . . . . . . . .                                                 22,000
 --------                                                                                                            --------

  350,900   TOTAL INVESTMENTS (COST $350,286) (97.5%). . . . . . . . .                                                350,286
 --------                                                                                                            --------


REPURCHASE AGREEMENTS (1.8%)
(INCLUDING ACCRUED INTEREST)

    6,500   Collateralized by $4,810,000 U.S. Treasury Bonds
 --------   11 1/8%, due 8/15/03, with a value of $6,641,656
            (with Morgan Stanley & Co., Inc., 5.87%, dated 12/29/95,
            due 1/2/96, delivery value of $6,504,239). . . . . . . . .                                                  6,503

            EXCESS OF CASH AND OTHER ASSETS
            OVER LIABILITIES (0.7%). . . . . . . . . . . . . . . . . .                                                  2,554
                                                                                                                     --------

 $357,400   NET ASSETS (100.0%). . . . . . . . . . . . . . . . . . . .                                               $359,343
 --------                                                                                                            --------
 --------                                                                                                            --------


            NET ASSET VALUE, OFFERING AND REDEMPTION
            PRICE PER OUTSTANDING SHARE. . . . . . . . . . . . . . . .                                               $   1.00
                                                                                                                     --------
                                                                                                                     --------


Rate frequency for floating-rate notes at December 31, 1995:
(1) Daily (2) Weekly (3) Monthly (4) Quarterly

The yield shown on floating rate securities represents the rate at the end of the reporting period. The maturity dates on these types of securities reflect the final maturity dates.


                                               SEE NOTES TO FINANICAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1995


                                                                   Dollars
                                                            (IN THOUSANDS EXCEPT
                                                              PER-SHARE AMOUNT)
                                                            --------------------

ASSETS:
Investments at value:
  (amortized cost $350,286). . . . . . . . . . . . . . . . .       $350,286
Repurchase agreement . . . . . . . . . . . . . . . . . . . .          6,503
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .            101
Receivable for securities sold . . . . . . . . . . . . . . .          7,501
Interest receivable. . . . . . . . . . . . . . . . . . . . .          1,999
Receivable for capital shares sold . . . . . . . . . . . . .          2,215
                                                                   --------

    TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . .        368,605
                                                                   --------
LIABILITIES:
Payable for securities purchased . . . . . . . . . . . . . .          7,500
Payable for capital shares repurchased . . . . . . . . . . .          1,348
Accrued expenses:
  Advisory fee . . . . . . . . . . . . . . . . . . . . . . .            121
  Other. . . . . . . . . . . . . . . . . . . . . . . . . . .            293
                                                                   --------
  TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .          9,262
                                                                   --------

NET ASSETS:
Capital Stock, at $.10 par value (authorized
  2 billion shares, outstanding 359,457,600
  shares). . . . . . . . . . . . . . . . . . . . . . . . . .         35,946
Additional paid-in capital . . . . . . . . . . . . . . . . .        323,512
Undistributed net investment income. . . . . . . . . . . . .            101
Accumulated net realized loss on investments . . . . . . . .           (216)
                                                                   --------

  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .       $359,343
                                                                   --------
                                                                   --------


NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER OUTSTANDING SHARE . . . . . . . . . . . . . . . .       $   1.00
                                                                   --------
                                                                   --------


STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------


                                                                   Dollars
                                                               (IN THOUSANDS)
                                                               --------------

INVESTMENT INCOME:
Interest income. . . . . . . . . . . . . . . . . . . . . . .        $20,814
                                                                    -------
EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . . . . . . .          1,427
Transfer agent . . . . . . . . . . . . . . . . . . . . . . .            334
Printing, checks, and stationery . . . . . . . . . . . . . .             46
Telephone and wire charges . . . . . . . . . . . . . . . . .             44
Custodian fees . . . . . . . . . . . . . . . . . . . . . . .             40
Insurance and dues . . . . . . . . . . . . . . . . . . . . .             38
Registration and filing fees . . . . . . . . . . . . . . . .             35
Auditing and legal . . . . . . . . . . . . . . . . . . . . .             30
Postage and other expenses . . . . . . . . . . . . . . . . .             15
Directors' fees and expenses . . . . . . . . . . . . . . . .             12
                                                                    -------
  TOTAL EXPENSES . . . . . . . . . . . . . . . . . . . . . .          2,021
                                                                    -------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .         18,793
                                                                    -------

NET REALIZED GAIN ON INVESTMENTS . . . . . . . . . . . . . .            110
                                                                    -------

NET INCREASE IN NET ASSETS
 FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . .        $18,903
                                                                    -------
                                                                    -------



                                               SEE NOTES TO FINANICAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1995, AND 1994
--------------------------------------------------------------------------------

                                                           1995      1994
                                                          -------   -------
                                                        (DOLLARS IN THOUSANDS)

OPERATIONS:
    Net investment income. . . . . . . . . . . . . . .   $ 18,793  $ 12,663

    Net realized gain (loss) on investments. . . . . .        110    (1,875)
                                                         --------  --------

    Net Increase in Net Assets from Operations . . . .     18,903    10,788
                                                         --------  --------

DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income. . . . . . . . . . . . . . .    (18,740)  (12,615)
                                                         --------  --------

CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sale of shares . . . . . . . . .    475,475   402,557

    Net proceeds from reinvestment of
      dividends. . . . . . . . . . . . . . . . . . . .     18,740    12,615
                                                         --------  --------
                                                          494,215   415,172

    Cost of shares repurchased . . . . . . . . . . . .   (476,667) (419,032)
                                                         --------  --------

    Increase (decrease) from capital share
      transactions . . . . . . . . . . . . . . . . . .     17,548    (3,860)
                                                         --------  --------

    Increase due to voluntary capital contribution
     from Adviser (note 4) . . . . . . . . . . . . . .         --     1,550
                                                         --------  --------

TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . .     17,711    (4,137)

NET ASSETS:
    Beginning of year. . . . . . . . . . . . . . . . .    341,632   345,769
                                                         --------  --------

    End of year. . . . . . . . . . . . . . . . . . . .   $359,343  $341,632
                                                         --------  --------
                                                         --------  --------

UNDISTRIBUTED NET INVESTMENT INCOME AT END OF YEAR . .   $    101  $     48
                                                         --------  --------
                                                         --------  --------



                                               SEE NOTES TO FINANICAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve this objective.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral proceeds may be subject to legal proceedings.

(C) SECURITY TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified-cost method.

(D) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no Federal income-tax or excise-tax provision is required.

2. DIVIDENDS, DISTRIBUTIONS TO SHAREHOLDERS AND CAPITAL SHARE TRANSACTIONS

The Fund earns interest daily on its investments and will distribute daily on each day the Fund is open for business all of its net investment income. Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays, and holidays are paid as a dividend on the next business day. All such distributions are automatically credited to shareholder accounts in additional shares at net asset value of the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital-share transactions.

3. TAX INFORMATION

At December 31, 1995, the aggregate cost of investments in securities for Federal income-tax purposes is approximately $350,286,000. At December 31, 1995, there is no appreciation or depreciation of investments.

For Federal income-tax purposes, the Fund utilized approximately $110,000 of its capital-loss carryover to offset a realized gain during the year ended December 31, 1995. The Fund had a net capital-loss carryover at December 31, 1995 of approximately $216,000, which will expire in the year 2002. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

4. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $1,427,274 was paid or payable to Value Line, Inc. (the "Adviser"), the Fund's investment adviser, for the year ended ended December 31, 1995. This was computed at the rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund sells its shares, the management fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. Presently, the most restrictive limitation is 2.5% of the first $30 million of the average daily net assets, 2% of the next $70 million and 1.5% on any excess over $100 million. No such reimbursement was required for the year ended December 31, 1995.

A fee of $5,760 for printing services was payable to the Adviser for the period ended December 31, 1995.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 51,760,803 shares of the Fund's capital stock, representing 14.40% of the outstanding shares, at December 31, 1995. In addition, certain officers and directors of the Fund owned 1,636,471 shares of the Fund, representing .46% of the outstanding shares.

During the year ended December 31, 1994, the market value of certain of the Fund's securities declined as interest rates rose. In order to maintain a $1.00 net asset value per share and continue valuing the Fund's portfolio in accordance with Rule 2a-7, certain securities were purchased from the Fund by the Adviser. The Adviser puchased such securities from the Fund at their market value of $38,612,000 and reimbursed the Fund for losses of $1,550,337 resulting from the difference between the market value of the securities and their amortized cost of $40,162,337. For tax purposes, these reimbursements were applied against the realized losses for the year ended December 31, 1994.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


                                                                                           YEAR ENDED DECEMBER 31,
                                                                             ------------------------------------------------
                                                                                1995      1994      1993      1992      1991
                                                                             ------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . . . .     $1.000    $1.000    $1.000    $1.000    $1.000

  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .       .054      .037      .031      .037      .059

  Dividends from net investment income . . . . . . . . . . . . . . . . . .      (.054)    (.037)    (.031)    (.037)    (.059)
                                                                             ------------------------------------------------

  Net realized loss on securities. . . . . . . . . . . . . . . . . . . . .          -     (.005)        -         -         -
                                                                             ------------------------------------------------

  Voluntary capital contribution from Adviser (note 4) . . . . . . . . . .          -      .005         -         -         -
                                                                             ------------------------------------------------

  Change in net asset value. . . . . . . . . . . . . . . . . . . . . . . .          -         -         -         -         -
                                                                             ------------------------------------------------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . . . .     $1.000    $1.000    $1.000    $1.000    $1.000
                                                                             ------------------------------------------------
                                                                             ------------------------------------------------

TOTAL RETURN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5.40%     3.69%     3.06%     3.74%     5.89%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in thousands) . . . . . . . . . . . . . . . . . .   $359,343  $341,632  $345,769  $415,190  $438,218

Ratio of expenses to average net assets. . . . . . . . . . . . . . . . . .        .57%      .61%      .60%      .60%      .58%

Ratio of net investment income to
  average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . .       5.27%     3.63%     3.02%     3.67%     5.74%



                                               SEE NOTES TO FINANICAL STATEMENTS

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF THE VALUE LINE CASH FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Cash Fund, Inc. (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial-statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

February 16, 1996

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                                       14

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                                       15

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City, and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds, and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992 -- VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in a diversified portfolio of investment-grade debt securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds, and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* ONLY AVAILABLE THROUGH THE PURCHASE OF THE GUARDIAN INVESTOR, A TAX-DEFERRED, VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

--------------------------------------------------------------------------------
FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818,
24 HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                       16